Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Operating activities
Net earnings	$ 1,141,402	$ 1,035,195
Adjustments for:
Amortization and depreciation	392,675	377,204
Deferred income tax expense	(41,238)	60,897
Foreign exchange loss (gain)	349	(3,102)
Share-based payment costs	38,457	34,443
Net change in non-cash working capital items	(38,237)	(146,085)
Cash provided by operating activities	1,493,408	1,358,552
Investing activities
Business acquisitions (net of cash acquired)	(248,137)	(283,061)
Proceeds from sale of business	3,500	0
Purchase of property, plant and equipment	(143,250)	(112,667)
Proceeds from sale of property, plant and equipment	0	3,317
Additions to contract costs	(87,420)	(95,676)
Additions to intangible assets	(95,451)	(106,267)
Purchase of long-term investments	(16,238)	(5,150)
Proceeds from sale of long-term investments	9,578	7,248
Cash used in investing activities	(577,418)	(592,256)
Financing activities
Net change in unsecured committed revolving credit facility	(5,205)	200,000
Increase of long-term debt	20,111	18,921
Repayment of long-term debt	(121,771)	(199,841)
Repayment of debt assumed in business acquisitions	(28,609)	(9,119)
Settlement of derivative financial instruments	(2,430)	0
Purchase of Class A subordinate voting shares held in trusts	(24,789)	0
Resale of Class A subordinate voting shares held in trusts	528	4,046
Purchase and cancellation of Class A subordinate voting shares	(794,076)	(1,246,664)
Issuance of Class A subordinate voting shares	77,197	49,671
Cash used in financing activities	(879,044)	(1,182,986)
Effect of foreign exchange rate changes on cash and cash equivalents	(18,727)	(13,967)
Net increase (decrease) in cash and cash equivalents	18,219	(430,657)
Cash and cash equivalents, beginning of year	165,872	596,529
Cash and cash equivalents, end of year	$ 184,091	$ 165,872